UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Vincent P. Corti

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®

Investment portfolio

January 31, 2013 unaudited

Common stocks — 81.50%	Shares	Value (000)

CONSUMER DISCRETIONARY — 11.80%
Naspers Ltd., Class N	2,342,400	$ 151,577
Tata Motors Ltd.	23,422,249	131,225
Toyota Motor Corp.	2,658,000	126,876
Swatch Group Ltd, non-registered shares	142,850	78,391
Swatch Group Ltd	510,022	48,001
Melco Crown Entertainment Ltd. (ADR)[1]	5,322,000	111,549
Bayerische Motoren Werke AG	1,058,000	106,520
Truworths International Ltd.	9,233,000	104,789
Hankook Tire Co., Ltd.	2,506,780	102,903
Golden Eagle Retail Group Ltd.	47,692,000	102,697
Honda Motor Co., Ltd.	2,410,000	92,373
Hyundai Mobis Co., Ltd.	326,148	85,361
Kia Motors Corp.	1,765,270	83,812
Arcos Dorados Holdings Inc., Class A	5,317,000	73,056
Nissan Motor Co., Ltd.	6,905,000	70,677
Wynn Macau, Ltd.[1]	23,793,200	66,728
Hyundai Motor Co.	335,800	63,217
Hero MotoCorp Ltd.	1,741,394	59,654
Chow Sang Sang Holdings International Ltd.	21,483,000	56,925
MGM China Holdings Ltd.	23,248,800	55,039
Li & Fung Ltd.	37,501,800	52,708
Zhongsheng Group Holdings Ltd.	33,192,000	49,646
L’Occitane International SA	16,218,500	48,726
Techtronic Industries Co. Ltd.	23,902,000	48,387
Ctrip.com International, Ltd. (ADR)[1]	2,166,000	42,908
Shangri-La Asia Ltd.	16,870,000	39,938
Mr Price Group Ltd.	2,824,190	38,930
REXLot Holdings Ltd.[2]	423,454,500	36,037
Dongfeng Motor Group Co., Ltd., Class H	21,435,000	34,991
WPP PLC	2,030,000	31,922
PPR SA	135,000	29,035
Modern Times Group MTG AB, Class B	690,000	25,276
PT Astra International Tbk	32,820,000	24,767
Nikon Corp.	840,000	23,984
Intercontinental Hotels Group PLC	774,666	22,803
Inchcape PLC	2,960,000	22,219
Sands China Ltd.	3,630,000	18,301
Desarrolladora Homex, SA de CV (ADR)[1]	1,060,000	15,465
General Motors Co.[1]	548,000	15,393
Maruti Suzuki India Ltd.	466,000	13,856
Belle International Holdings Ltd.	3,690,000	8,203
Daimler AG	120,000	6,986
Gourmet Master Co., Ltd.	205,872	1,395
		2,423,246

CONSUMER STAPLES — 11.55%
OJSC Magnit (GDR)[3]	3,095,500	137,626
OJSC Magnit (GDR)	2,624,227	116,673
Nestlé SA	3,612,800	253,676
Anheuser-Busch InBev NV	2,165,592	187,894
Shoprite Holdings Ltd.	9,253,056	174,304
Pernod Ricard SA	1,276,973	159,863
United Spirits Ltd.	3,044,752	103,289
Coca-Cola Icecek AS, Class C	3,853,750	93,783
SABMiller PLC	1,575,700	78,721
M. Dias Branco SA, ordinary nominative	1,855,000	73,600
United Breweries Ltd.	5,131,864	70,499
Hypermarcas SA, ordinary nominative[1]	8,108,200	70,034
British American Tobacco PLC	1,180,000	61,441
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	48,420
Wal-Mart de México, SAB de CV, Series V	3,874,000	12,559
Coca-Cola Co.	1,610,000	59,957
China Resources Enterprise, Ltd.	15,852,000	56,823
PepsiCo, Inc.	778,700	56,728
Grupo Nutresa SA	3,864,997	54,206
Wumart Stores, Inc., Class H	22,535,000	44,864
Unilever NV, depository receipts	1,090,000	44,104
Henkel AG & Co. KGaA, nonvoting preferred	470,000	41,500
L’Oréal SA, non-registered shares	265,000	39,364
Charoen Pokphand Foods PCL	32,444,000	38,624
Procter & Gamble Co.	513,000	38,557
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	33,590
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	650,000	30,589
ITC Ltd.	5,156,330	29,824
Japan Tobacco Inc.	783,000	24,378
Avon Products, Inc.	1,300,000	22,074
Grupo Modelo, SAB de CV, Series C	2,500,000	21,273
CP ALL PCL	11,750,000	18,421
China Yurun Food Group Ltd.[1]	24,584,000	18,100
Mondelez International, Inc.	570,000	15,840
Tingyi (Cayman Islands) Holding Corp.	4,950,000	13,914
Wilmar International Ltd.	3,262,000	10,068
Olam International Ltd.	6,236,786	8,138
Danone SA	112,200	7,776
		2,371,094

FINANCIALS — 10.67%
Sberbank of Russia (GDR)[3]	4,872,547	71,870
Sberbank of Russia (ADR)	7,793,500	114,863
Kasikornbank PCL	19,740,238	132,396
Kasikornbank PCL, nonvoting depository receipt	4,789,762	31,884
Agricultural Bank of China, Class H	259,581,000	141,248
Bank of the Philippine Islands	50,635,809	124,458
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	7,370,100	114,605
Siam Commercial Bank PCL	18,265,000	109,639
PT Bank Rakyat Indonesia (Persero) Tbk	134,202,000	109,539
Banco Bilbao Vizcaya Argentaria, SA	9,900,202	98,466
Prudential PLC	6,273,431	95,318
Itaú Unibanco Holding SA, preferred nominative	3,333,478	57,501
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,593,930	27,463
UniCredit SpA[1]	12,447,069	80,379
Housing Development Finance Corp. Ltd.	5,001,090	73,954
AIA Group Ltd.	17,218,000	68,491
Itaúsa – Investimentos Itaú SA, preferred nominative	13,207,332	66,854
Kotak Mahindra Bank Ltd.	4,650,000	59,478
American Tower Corp.	760,000	57,874
HDFC Bank Ltd.	4,700,000	56,821
Industrial and Commercial Bank of China Ltd., Class H	64,690,595	48,714
OJSC NOMOS Bank (GDR)[1,3]	1,997,000	27,738
OJSC NOMOS Bank (GDR)[1]	1,396,000	19,390
Türkiye Garanti Bankasi AS	8,559,582	42,926
Citigroup Inc.	892,000	37,607
CITIC Securities Co. Ltd., Class H	4,476,500	11,948
Banco Bradesco SA, preferred nominative	1,976,099	36,320
ACE Ltd.	425,000	36,265
Banco Santander, SA1	3,932,532	32,993
Banco Santander SA (Temp Shares)[1,4]	95,915	805
ICICI Bank Ltd.	1,345,000	30,120
Standard Chartered PLC	912,800	24,285
Bank of China Ltd., Class H	47,531,000	23,412
Banco Santander (Brasil) SA, units	3,000,000	22,070
Brookfield Asset Management Inc., Class A	562,000	20,755
China Construction Bank Corp., Class H	18,725,000	16,153
Bank Pekao SA	280,000	13,786
Chongqing Rural Commercial Bank Co., Ltd., Class H	23,012,000	13,679
BM&FBOVESPA SA, ordinary nominative	1,812,000	12,685
China Life Insurance Co. Ltd., Class H	3,575,000	11,985
Bao Viet Holdings	2,931,430	7,385
Longfor Properties Co. Ltd.	3,323,500	6,231
C C Land Holdings Ltd.	2,000,000	732
		2,191,085

INDUSTRIALS — 7.95%
International Container Terminal Services, Inc.[2]	106,374,000	198,838
Schneider Electric SA	1,508,482	114,905
Cummins Inc.	912,000	104,725
Intertek Group PLC	1,940,500	95,684
JG Summit Holdings, Inc.	88,454,300	86,965
Alliance Global Group, Inc.	186,061,800	86,525
Bureau Veritas SA	707,716	84,764
Jardine Matheson Holdings Ltd.	1,275,000	82,633
SGS SA	23,101	55,033
United Technologies Corp.	607,000	53,155
Johnson Electric Holdings Ltd.	73,912,000	52,227
Shanghai Industrial Holdings Ltd.	13,331,000	47,357
CCR SA, ordinary nominative	4,520,700	46,652
AirAsia Bhd.	52,028,000	46,552
DKSH Holding AG1	567,993	44,563
Aggreko PLC	1,593,032	40,349
ASSA ABLOY AB, Class B	1,052,739	39,408
KONE Oyj, Class B	452,900	37,358
Experian PLC	2,062,000	35,352
Koc Holding AS, Class B	6,772,150	35,348
Cebu Air, Inc.	20,046,500	30,549
Siemens AG	235,000	25,795
Prysmian SpA	1,176,622	25,178
Container Corp. of India Ltd.	1,400,000	24,602
Hutchison Port Holdings Trust	28,098,000	23,040
Atlas Copco AB, Class A	454,500	12,960
Atlas Copco AB, Class B	371,000	9,465
European Aeronautic Defence and Space Co. EADS NV	474,573	22,299
Vallourec SA	330,000	17,943
Legrand SA	280,000	12,708
Kühne + Nagel International AG	88,000	10,337
Kubota Corp.	813,000	9,282
KBR, Inc.	291,600	9,104
Nabtesco Corp.	350,000	7,280
PT Bakrie & Brothers Tbk[1,4]	1,332,820,100	2,600
		1,631,535

INFORMATION TECHNOLOGY — 7.30%
Samsung Electronics Co. Ltd.	174,262	231,725
Samsung Electronics Co. Ltd., nonvoting preferred	53,200	41,429
Mail.Ru Group Ltd. (GDR)	5,113,305	170,120
Mail.Ru Group Ltd. (GDR)[3]	585,830	19,491
Baidu, Inc., Class A (ADR)[1]	1,342,300	145,371
Google Inc., Class A1	160,500	121,288
Taiwan Semiconductor Manufacturing Co. Ltd.	27,550,000	94,706
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,000,000	17,740
Tencent Holdings Ltd.	3,031,000	106,070
Kingboard Chemical Holdings Ltd.	25,379,632	83,776
NetEase, Inc. (ADR)	1,475,064	68,472
Oracle Corp.	1,550,000	55,040
Avago Technologies Ltd.	1,537,000	54,978
Quanta Computer Inc.	18,935,280	44,185
AAC Technologies Holdings Inc.	10,935,000	42,300
ASM Pacific Technology Ltd.	3,165,600	40,002
Murata Manufacturing Co., Ltd.	555,000	34,170
Hon Hai Precision Industry Co., Ltd.	9,900,000	28,299
TDK Corp.	713,000	26,393
Spectris PLC	647,000	22,719
Halma PLC	2,225,000	16,247
Yahoo! Inc.[1]	775,000	15,213
SINA Corp.[1]	153,300	8,421
Infineon Technologies AG	772,600	6,971
Nokia Corp.	608,200	2,380
Nokia Corp. (ADR)	289,300	1,134
		1,498,640

HEALTH CARE — 6.39%
Novo Nordisk A/S, Class B	1,289,050	237,179
JSC Pharmstandard (GDR)[1,2]	8,210,618	159,532
JSC Pharmstandard (GDR)[1,2,3]	392,700	7,630
Hikma Pharmaceuticals PLC[2]	11,063,751	141,518
Cochlear Ltd.	1,570,000	132,171
Teva Pharmaceutical Industries Ltd. (ADR)	2,676,000	101,661
Baxter International Inc.	1,462,000	99,182
Novartis AG	1,255,000	85,501
Novartis AG (ADR)	170,000	11,529
Bayer AG	763,500	75,346
Krka, dd, Novo mesto	755,000	55,030
Grifols, SA, Class A1	764,100	25,989
Grifols, SA, Class B1	809,772	21,451
Life Healthcare Group Holdings Ltd.	12,125,000	42,645
Waters Corp.[1]	455,000	41,664
PT Kalbe Farma Tbk	346,400,000	38,766
Allergan, Inc.	162,000	17,012
Richter Gedeon Nyrt	61,000	10,523
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,784,000	6,543
		1,310,872

ENERGY — 6.29%
Pacific Rubiales Energy Corp.	6,528,728	152,320
InterOil Corp.[1,2]	2,484,825	148,294
Ophir Energy PLC[1]	17,623,988	142,973
Royal Dutch Shell PLC, Class B	2,769,300	100,755
Royal Dutch Shell PLC, Class B (ADR)	210,000	15,271
Oil Search Ltd.	14,075,378	107,148
Cobalt International Energy, Inc.[1]	3,330,000	80,619
OJSC Gazprom (ADR)	8,142,000	76,698
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,231,900	40,799
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	1,085,000	19,628
Africa Oil Corp.[1,4,5]	3,731,550	29,056
Africa Oil Corp.[1]	2,888,450	23,428
Gulf Keystone Petroleum Ltd.[1,3]	13,140,000	42,670
Gulf Keystone Petroleum Ltd.[1]	624,750	2,029
Cairn India Ltd.	7,247,000	44,049
Noble Energy, Inc.	400,000	43,116
Essar Energy PLC[1]	19,963,500	41,382
TOTAL SA	500,000	27,108
TOTAL SA (ADR)	155,000	8,415
CNOOC Ltd.	15,861,000	32,763
Heritage Oil Ltd.[1]	10,363,874	32,743
Eni SpA	856,000	21,490
Chevron Corp.	175,500	20,209
Sasol Ltd.	440,000	19,050
BP PLC	2,480,000	18,359
		1,290,372

TELECOMMUNICATION SERVICES — 6.26%
América Móvil, SAB de CV, Series L (ADR)	11,263,148	283,381
América Móvil, SAB de CV, Series L	5,695,000	7,153
MTN Group Ltd.	13,831,491	270,756
SOFTBANK CORP.	5,749,200	204,958
Turkcell Iletisim Hizmetleri AS1	21,418,823	133,354
Millicom International Cellular SA (SDR)	856,440	78,938
PT XL Axiata Tbk	133,368,165	68,464
China Communications Services Corp. Ltd., Class H	95,767,200	58,285
China Telecom Corp. Ltd., Class H	70,822,000	38,537
Hellenic Telecommunications Organization SA1	4,108,500	34,587
OJSC MegaFon (GDR)[1,3]	1,001,900	27,061
OJSC Megafon (GDR)[1]	140,100	3,784
Philippine Long Distance Telephone Co.	382,700	26,206
Telekomunikacja Polska SA	4,646,061	18,036
Vodafone Group PLC	5,400,000	14,739
OJSC Mobile TeleSystems (ADR)	510,000	10,027
PT Indosat Tbk	9,000,000	6,283
		1,284,549

MATERIALS — 5.81%
Linde AG	535,092	97,648
Semen Indonesia (Persero) Tbk PT	38,813,500	62,763
Givaudan SA	55,362	61,564
Nitto Denko Corp.	1,065,000	60,095
Celanese Corp., Series A	1,196,000	56,069
Ambuja Cements Ltd.	14,432,000	55,324
Yara International ASA	955,000	50,959
Grasim Industries Ltd.	487,655	27,559
Grasim Industries Ltd. (GDR)[4]	350,345	19,799
Orica Ltd.	1,752,252	46,832
Northam Platinum Ltd.	11,167,345	46,018
Holcim Ltd	559,676	43,572
K+S AG	895,000	40,407
Solvay NV	240,000	37,736
PT Indocement Tunggal Prakarsa Tbk	16,389,500	36,599
Impala Platinum Holdings Ltd.	1,854,083	33,660
International Flavors & Fragrances Inc.	475,000	33,454
Akzo Nobel NV	480,000	32,841
Potash Corp. of Saskatchewan Inc.	765,000	32,513
Aquarius Platinum Ltd. (GBP denominated)[1,2]	23,790,636	23,677
Aquarius Platinum Ltd.[1,2]	7,384,628	7,200
Petropavlovsk PLC	5,576,440	30,787
Israel Chemicals Ltd.	2,285,000	30,274
ArcelorMittal	1,650,000	28,262
BHP Billiton PLC	700,000	23,947
African Minerals Ltd.[1]	4,803,102	23,348
Sigma-Aldrich Corp.	295,000	22,812
Vedanta Resources PLC	1,098,918	20,984
Sinofert Holdings Ltd.	75,174,000	18,708
Wacker Chemie AG	228,000	16,234
Vicat S.A.	245,980	15,676
Duratex SA, ordinary nominative	1,970,400	13,694
LG Chem, Ltd.	45,500	12,723
ACC Ltd.	490,000	12,189
First Quantum Minerals Ltd.	486,000	9,799
Cliffs Natural Resources Inc.	204,000	7,611
		1,193,337

UTILITIES — 2.64%
ENN Energy Holdings Ltd.	34,936,000	167,351
PT Perusahaan Gas Negara (Persero) Tbk	257,953,500	123,812
Huaneng Power International, Inc. Class H	79,600,000	82,110
Power Grid Corp. of India Ltd.	26,022,500	53,914
Cheung Kong Infrastructure Holdings Ltd.	8,340,000	52,909
CLP Holdings Ltd.	3,125,000	26,574
Energy World Corp. Ltd.[1]	45,157,000	15,539
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	668,000	7,335
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	462,500	5,017
EDP – Energias do Brasil SA	1,350,000	8,264
		542,825

MISCELLANEOUS — 4.84%
Other common stocks in initial period of acquisition		994,316

Total common stocks (cost: $12,280,236,000)		16,731,871

Warrants — 0.00%

CONSUMER STAPLES — 0.00%
Olam International Ltd., warrants, expire 2016[1,3]	1,010,359	222

Total warrants (cost: $0)		222

		unaudited

		Value
Convertible securities — 0.04%		(000)

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		$ 8,240

Total convertible securities (cost: $8,166,000)		8,240

	Principal amount
Bonds & notes — 11.32%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.72%
United Mexican States Government, Series M10, 8.00% 2015	MXN352,500	30,267
United Mexican States Government, Series M, 5.00% 2017	70,900	5,659
United Mexican States Government Global, Series A, 5.625% 2017	$14,550	16,973
United Mexican States Government 3.50% 2017[6]	MXN194,904	16,992
United Mexican States Government 4.00% 2019[6]	116,455	10,699
United Mexican States Government Global, Series A, 5.125% 2020	$22,220	26,109
United Mexican States Government, Series M, 6.50% 2021	MXN469,400	40,734
United Mexican States Government Global, Series A, 3.625% 2022	$12,000	12,900
United Mexican States Government, Series M20, 10.00% 2024	MXN97,000	10,886
United Mexican States Government, Series M30, 10.00% 2036	50,000	5,856
United Mexican States Government Global, Series A, 6.05% 2040	$24,050	30,243
United Mexican States Government 4.00% 2040[6]	MXN62,864	6,485
United Mexican States Government Global, Series A, 5.75% 2110	$10,400	11,700
Turkey (Republic of) 4.00% 2015[6]	TRY29,572	18,766
Turkey (Republic of) 10.00% 2015	8,550	5,289
Turkey (Republic of) 7.00% 2016	$12,750	14,867
Turkey (Republic of) 9.00% 2016	TRY1,500	922
Turkey (Republic of) 6.75% 2018	$15,200	18,278
Turkey (Republic of) 7.00% 2019	3,500	4,301
Turkey (Republic of) 10.50% 2020	TRY17,100	11,847
Turkey (Republic of) 3.00% 2021[6]	43,500	28,824
Turkey (Republic of) 5.625% 2021	$32,200	37,671
Turkey (Republic of) 9.50% 2022	TRY54,300	36,703
Turkey (Republic of) 6.875% 2036	$ 7,500	9,741
Turkey (Republic of) 6.75% 2040	5,600	7,322
Turkey (Republic of) 6.00% 2041	16,000	19,100
Philippines (Republic of), Series 743, 8.75% 2013	PHP461,650	11,422
Philippines (Republic of) 9.375% 2017	$4,000	5,255
Philippines (Republic of), Series 751, 5.00% 2018	PHP420,000	11,045
Philippines (Republic of) 5.875% 2018	650,000	17,790
Philippines (Republic of) 9.875% 2019	$19,100	27,241
Philippines (Republic of) 4.95% 2021	PHP1,190,000	33,788
Philippines (Republic of) 6.375% 2022	500,000	14,620
Philippines (Republic of) 5.50% 2026	$ 7,000	8,601
Philippines (Republic of) 7.75% 2031	16,070	23,442
Philippines (Republic of) 8.125% 2035	PHP 84,000	2,894
Philippines (Republic of) 6.25% 2036	860,000	26,990
Brazil (Federal Republic of) 6.00% 2015[6]	BRL13,199	7,309
Brazil (Federal Republic of) Global 8.875% 2019	$6,100	8,723
Brazil (Federal Republic of) 6.00% 2020[6]	BRL22,741	13,916
Brazil (Federal Republic of) Global 12.50% 2022	7,000	5,036
Brazil (Federal Republic of) 6.00% 2022[6]	34,736	21,670
Brazil (Federal Republic of) Global 8.50% 2024	25,000	14,375
Brazil (Federal Republic of) Global 10.125% 2027	$11,500	20,493
Brazil (Federal Republic of) Global 10.25% 2028	BRL11,250	7,118
Brazil (Federal Republic of) Global 11.00% 2040	$7,300	9,081
Brazil (Federal Republic of) 6.00% 2045[6]	BRL28,598	20,075
Indonesia (Republic of) 6.875% 2018	$7,746	9,353
Indonesia (Republic of) 5.875% 2020	33,000	39,435
Indonesia (Republic of) 4.875% 2021[3]	30,140	34,171
Indonesia (Republic of) 4.875% 2021	18,770	21,280
Indonesia (Republic of) 3.75% 2022	3,425	3,596
Indonesia (Republic of) 8.50% 2035	2,950	4,550
Indonesia (Republic of) 7.75% 2038[3]	3,730	5,390
Indonesia (Republic of) 5.25% 2042	5,000	5,581
Colombia (Republic of) Global 12.00% 2015	COP38,269,000	25,977
Colombia (Republic of) Global 7.375% 2017	$15,950	19,666
Colombia (Republic of) Global 11.75% 2020	2,420	3,824
Colombia (Republic of) Global 4.375% 2021	13,650	15,336
Colombia (Republic of) Global 8.125% 2024	6,570	9,625
Colombia (Republic of) Global 9.85% 2027	COP22,477,000	19,546
Colombia (Republic of) Global 7.375% 2037	$11,060	16,175
Colombia (Republic of) Global 6.125% 2041	9,000	11,565
Hungarian Government 6.25% 2020	47,840	52,744
Hungarian Government, Series 20A, 7.50% 2020	HUF3,925,000	19,928
Hungarian Government 6.375% 2021	$9,260	10,140
Hungarian Government, Series 22A, 7.00% 2022	HUF1,600,000	7,826
Hungarian Government 7.625% 2041	$10,500	12,311
Peru (Republic of) 8.375% 2016	15,763	19,191
Peru (Republic of) 7.84% 2020	PEN23,680	11,572
Peru (Republic of) 5.20% 2023	13,320	5,645
Peru (Republic of) 7.35% 2025	$10,950	15,494
Peru (Republic of) 8.20% 2026	PEN8,000	4,355
Peru (Republic of) 8.75% 2033	$14,975	24,971
Peru (Republic of) 6.55% 2037[7]	5,042	6,895
Polish Government 3.00% 2016[6]	PLN25,472	8,789
Polish Government 6.375% 2019	$12,895	15,996
Polish Government, Series 1021, 5.75% 2021	PLN125,600	46,511
Polish Government 5.00% 2022	$10,220	11,779
Polish Government 2.75% 2023[6]	PLN10,482	3,745
South Africa (Republic of) 5.50% 2020	$20,200	23,356
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR135,800	16,177
South Africa (Republic of), Series R-209, 6.25% 2036	159,910	14,315
South Africa (Republic of), Series R-214, 6.50% 2041	305,090	27,770
Venezuela (Republic of) 5.75% 2016	$22,000	21,395
Venezuela (Republic of) 9.25% 2027	54,985	56,222
Venezuela (Republic of) 9.25% 2028	2,810	2,810
Russian Federation 3.25% 2017[3]	8,400	8,925
Russian Federation 5.00% 2020	22,100	25,233
Russian Federation 7.50% 2030[3,7]	23,880	29,897
Russian Federation 7.50% 2030[7]	11,839	14,822
Chilean Government 3.875% 2020	21,685	24,166
Chilean Government 5.50% 2020	CLP6,906,000	16,451
Chilean Government 3.25% 2021	$1,765	1,889
Chilean Government 6.00% 2021	CLP8,360,000	18,230
Chilean Government 3.00% 2022[6]	228,075	497
Chilean Government 3.00% 2022[6]	125,604	274
Croatian Government 6.25% 2017[3]	$ 2,155	2,376
Croatian Government 6.75% 2019[3]	9,890	11,393
Croatian Government 6.625% 2020	27,365	31,470
Croatian Government 6.625% 2020[3]	2,000	2,300
Croatian Government 6.375% 2021[3]	11,645	13,217
Panama (Republic of) Global 7.125% 2026	7,300	9,928
Panama (Republic of) Global 8.875% 2027	2,775	4,315
Panama (Republic of) Global 9.375% 2029	9,034	14,793
Panama (Republic of) Global 6.70% 2036[7]	6,819	9,189
Uruguay (Republic of) 5.00% 2018[6]	UYU100,904	6,371
Uruguay (Republic of) 4.375% 2028[6,7]	316,302	20,344
Argentina (Republic of) 7.00% 2015	$ 2,815	2,392
Argentina (Republic of) 8.28% 2033[7,8]	19,316	12,314
Argentina (Republic of) GDP-Linked 2035	61,229	3,888
Dominican Republic 9.04% 2018[7]	3,935	4,466
Dominican Republic 7.50% 2021[7]	1,000	1,148
Dominican Republic 8.625% 2027[3,7]	9,900	12,202
Bahrain Government 5.50% 2020	11,635	12,912
Bahrain Government 5.50% 2020[3]	565	627
Nigeria (Republic of) 6.75% 2021[3]	8,100	9,716
Pakistan Government 6.875% 2017	10,400	9,438
Egypt (Arab Republic of) 5.75% 2020[3]	4,000	3,830
Egypt (Arab Republic of) 6.875% 2040	3,000	2,843
Ukraine Government 9.25% 2017[3]	6,000	6,523
Morocco Government 4.25% 2022[3]	2,200	2,260
Morocco Government 5.50% 2042[3]	1,800	1,834
Slovenia (Republic of) 5.50% 2022[3]	3,000	3,116
		1,790,614

ENERGY — 0.99%
Gazprom OJSC 5.092% 2015[3]	11,480	12,226
Gazprom OJSC 9.25% 2019	15,000	19,631
Gazprom OJSC, Series 9, 6.51% 2022	28,850	33,755
Gazprom OJSC 6.51% 2022[3]	10,810	12,648
Gazprom OJSC 4.95% 2028[3]	15,350	15,375
Gazprom OJSC 7.288% 2037	10,600	13,303
Petrobras International Finance Co. 5.375% 2021	30,585	33,667
Petróleos Mexicanos 4.875% 2022	4,320	4,768
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	18,187
Petróleos Mexicanos 6.50% 2041	1,350	1,596
Zhaikmunai LP 7.125% 2019[3]	11,000	11,734
Reliance Holdings Ltd. 4.50% 2020[3]	7,135	7,599
Reliance Holdings Ltd. 5.40% 2022[3]	2,175	2,418
PTT Exploration & Production Ltd. 5.692% 2021[3]	8,400	9,766
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,7]	5,024	5,645
		202,318

FINANCIALS — 0.67%
HSBK (Europe) BV 7.25% 2021[3]	24,390	26,960
HSBK (Europe) BV 7.25% 2021	8,000	8,843
Longfor Properties Co. Ltd. 9.50% 2016	20,750	22,669
BBVA Bancomer SA, junior subordinated 7.25% 2020[3]	10,680	12,175
BBVA Bancomer SA 6.50% 2021[3]	6,550	7,533
VEB Finance Ltd. 6.902% 2020[3]	10,830	13,064
VEB Finance Ltd. 6.80% 2025[3]	5,000	6,088
Dubai Holding Commercial Operations MTN Ltd. 4.75% 2014	€5,200	7,087
Dubai Holding Commercial Operations MTN Ltd. 6.00% 2017	£4,000	6,376
SB Capital SA 5.40% 2017	$11,900	12,971
Development Bank of Kazakhstan 5.50% 2015[3]	8,459	9,162
Banco de Crédito del Perú 5.375% 2020[3]	5,000	5,625
		138,553

CONSUMER STAPLES — 0.22%
BFF International Ltd. 7.25% 2020[3]	12,500	14,875
Brasil Foods SA 5.875% 2022[3]	12,000	13,290
Marfrig Holdings (Europe) BV 9.875% 2017[3]	14,300	14,121
Marfrig Overseas Ltd. 9.50% 2020[3]	1,150	1,101
Olam International Ltd. 6.75% 2018[3]	1,952	1,869
		45,256

MATERIALS — 0.20%
CEMEX Finance LLC 9.50% 2016[3]	14,575	15,632
CEMEX, SAB de CV 9.00% 2018[3]	6,255	6,787
CEMEX España, SA 9.25% 2020[3]	9,289	10,078
CEMEX SA 9.25% 2020	1,250	1,356
ArcelorMittal 5.00% 2017[9]	7,430	7,614
		41,467

UTILITIES — 0.17%
Eskom Holdings Ltd. 5.75% 2021[3]	12,300	13,653
AES Panamá, SA 6.35% 2016[3]	10,400	11,518
CEZ, a s 4.25% 2022[3]	4,720	4,988
Enersis SA 7.375% 2014	4,550	4,790
		34,949

TELECOMMUNICATION SERVICES — 0.13%
MTS International Funding Ltd. 8.625% 2020	13,200	16,740
Digicel Group Ltd. 8.25% 2020[3]	8,900	9,968
		26,708

INDUSTRIALS — 0.13%
Zoomlion H.K. SPV Co., Ltd. 6.125% 2022[3]	17,000	16,915
Brunswick Rail Finance Ltd. 6.50% 2017[3]	9,045	9,677
		26,592

U.S. TREASURY — 0.08%
U.S. Treasury 4.75% 2014	15,200	16,088

INFORMATION TECHNOLOGY — 0.01%
Samsung Electronics America, Inc., 1.75% 2017[3]	2,075	2,095

Total bonds & notes (cost: $2,047,930,000)		2,324,640

Short-term securities — 7.40%

Freddie Mac 0.09%–0.18% due 3/15–8/20/2013	220,700	220,577
Fannie Mae 0.12%–0.18% due 3/4–12/16/2013	194,700	194,602
U.S. Treasury Bills 0.11%–0.145% due 2/14–4/25/2013	146,000	145,988
Mitsubishi UFJ Trust and Banking Corp. 0.16%–0.17% due 2/11–2/14/2013	75,600	75,596
Victory Receivables Corp. 0.18% due 2/20/2013[3]	23,900	23,898
International Bank for Reconstruction and Development 0.11%–0.13% due 3/15–7/9/2013	96,700	96,666
Old Line Funding, LLC 0.20% due 4/1/2013[3]	39,100	39,095
Thunder Bay Funding, LLC 0.15%–0.20% due 2/26–3/11/2013[3]	53,500	53,493
Federal Farm Credit Banks 0.15%–0.20% due 3/11–11/21/2013	89,500	89,460
BHP Billiton Finance (USA) Limited 0.13%–0.15% due 4/2–4/22/2013[3]	75,800	75,756
Federal Home Loan Bank 0.12%–0.13% due 6/3–6/14/2013	73,000	72,974
Sumitomo Mitsui Banking Corp. 0.13%–0.19% due 2/7–2/20/2013[3]	66,500	66,497
Total Capital Canada Ltd. 0.125% due 2/22/2013[3]	59,400	59,395
Private Export Funding Corp. 0.27% due 6/27/2013[3]	52,500	52,437
Electricité de France 0.15% due 2/8/2013[3]	48,100	48,098
GlaxoSmithKline Finance PLC 0.15%–0.16% due 2/20–3/4/2013[3]	41,600	41,596
Bank of Nova Scotia 0.175% due 2/4/2013	30,500	30,499
National Australia Funding (Delaware) Inc. 0.20% due 2/1/2013[3]	28,300	28,300
Siemens Capital Co. LLC 0.14% due 3/27/2013[3]	27,582	27,576
Nordea North America, Inc. 0.18% due 2/5/2013	26,200	26,199
General Electric Co. 0.11% due 2/1/2013	26,000	26,000
British Columbia (Province of) 0.17% due 4/22/2013	25,500	25,494

Total short-term securities (cost: $1,520,159,000)		$ 1,520,196

Total investment securities (cost: $15,856,491,000)		20,585,169
Other assets less liabilities		(53,931)

Net assets		$20,531,238

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 1/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	2/13/2013	JPMorgan Chase	$18,190	BRL37,250	$(490)
South Aftican rand	2/22/2013	Barclays Bank PLC	$9,158	ZAR79,650	216
					$(274)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2013, appear below.

						Value of
					Dividend	affiliates at
					income	1/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

International Container Terminal Services, Inc.	106,272,920	101,080	—	106,374,000	$ —	$198,838
JSC Pharmstandard (GDR)[1]	8,210,618	—	—	8,210,618	—	159,532
JSC Pharmstandard (GDR) [1,3]	392,700	—	—	392,700	—	7,630
InterOil Corp.[1]	2,484,825	—	—	2,484,825	—	148,294
Hikma Pharmaceuticals PLC	9,453,562	1,610,189	—	11,063,751	—	141,518
REXLot Holdings Ltd.	423,454,500	—	—	423,454,500	—	36,037
Aquarius Platinum Ltd. (GBP denominated)[1]	20,887,239	2,903,397	—	23,790,636	—	23,677
Aquarius Platinum Ltd.[1]	6,055,025	1,329,603	—	7,384,628	—	7,200
					$ —	$722,726

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,302,811,000, which represented 6.35% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $52,336,000, which represented .25% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $29,113,000) may be subject to legal or contractual restrictions on resale.

6Index-linked bond whose principal amount moves with a government price index.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present fund’s valuation levels as of January 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 2,423,246	$ —	$ —	$ 2,423,246
Consumer staples	2,371,094	—	—	2,371,094
Financials	2,190,280	805	—	2,191,085
Industrials	1,628,935	2,600	—	1,631,535
Information technology	1,498,640	—	—	1,498,640
Health care	1,310,872	—	—	1,310,872
Energy	1,261,316	29,056	—	1,290,372
Telecommunication services	1,284,549	—	—	1,284,549
Materials	1,173,538	19,799	—	1,193,337
Utilities	542,825	—	—	542,825
Miscellaneous	994,240	—	76	994,316
Warrants	222	—	—	222
Convertible securities	—	8,240	—	8,240
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,790,614	—	1,790,614
Corporate bonds & notes	—	517,938	—	517,938
Other	—	16,088	—	16,088
Short-term securities	—	1,520,196	—	1,520,196
Total	$16,679,757	$3,905,336	$76	$20,585,169

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ —	$ 216	$ —	$ 216
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(490)	—	(490)
Total	$ —	$(274)	$ —	$(274)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 5,458,370
Gross unrealized depreciation on investment securities	(840,312)
Net unrealized appreciation on investment securities	4,618,058
Cost of investment securities for federal income tax purposes	15,967,111

unaudited

Key to abbreviations and symbols

ADR = American Depositary Receipts	€ = Euros	PLN = Polish zloty
GDR = Global Depositary Receipts	GBP/£ = British pounds	TRY = Turkish lira
SDR = Swedish Depositary Receipts	HUF = Hungarian forints	UYU = Uruguayan pesos
BRL = Brazilian reais	MXN = Mexican pesos	ZAR = South African rand
CLP = Chilean pesos	PEN = Peruvian nuevos soles
COP = Colombian pesos	PHP = Philippine pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-036-0313O-S32839

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Senior Vice President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Senior Vice President and Principal Executive Officer

Date: March 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 28, 2013